Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Ccomponents of deferred tax assets and liabilities
Deferred income taxes	$ 33,346	$ 32,919	$ 32,319
Deferred tax liabilities	$ 152,967	162,203	175,266
Deferred tax assets:
Allowance for doubtful accounts and estimated allowance for refunds and appeals		35,174	33,443
Accrued compensation		540	2,461
Deferred rent		156	250
Stock compensation		2,960	1,745
Tax credit and net operating loss carryforward		1,652	939
Deferred debt issuance costs			1,124
Other deductible temporary differences		6,353	3,953
Gross deferred tax assets		46,835	43,915
Less: valuation allowance		(440)	(51)
Total deferred tax assets		46,395	43,864
Deferred tax liabilities:
Unbilled receivables and other liabilities		(2,435)	(2,975)
Intangibles and goodwill		(161,099)	(175,507)
Property and equipment		(8,706)	(5,264)
Software development costs		(1,998)	(1,835)
Other taxable temporary differences		(1,441)	(1,230)
Total gross deferred tax liabilities		(175,679)	(186,811)
Net deferred tax liability		$ (129,284)	$ (142,947)